Organization and Basis of Presentation - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsidiary Sale Of Stock [Line Items]
Date of incorporation	Oct. 02, 2020
Place of incorporation	DE
Accumulated deficit	$ (143,566)	$ (120,901)
Cash from operation	25,900
Cash and cash equivalents and short-term investments	$ 26,300
Locust Walk Acquisition Corp [Member]
Subsidiary Sale Of Stock [Line Items]
Conversion of outstanding common and preferred shares into common shares	0.09657